Entity Information	6 Months Ended
Jun. 30, 2020
Cover Page [Abstract]
Document Type	6-K
Entity Registrant Name	FLEX LNG Ltd.
Entity File Number	001-38904
Entity Address, Address Line One	Par-La-Ville Place
Entity Address, Address Line Two	14 Par-La-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Country	Bermuda
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2020
Entity Central Index Key	0001772253
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Amendment Flag	false